Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
The following table presents certain information regarding compensation paid to First Commonwealth’s CEO and other NEOs, and certain measures of financial performance, for the three years ended December 31, 2022. The amounts shown below are calculated in accordance with Item 402(v) of Regulation
S-K:

	SCT Total Compensation For CEO	Compensation Actually Paid to CEO		Average SCT Total Compensation for Other NEOs (1)	Average Compensation Actually Paid to Other NEOs		Cumulative TSR	Peer Group Cumulative TSR (2)	Net Income (in thousands)	Core Return on Average Tangible Common Equity (ROTCE) (3)

2022	$1,355,337	$1,406,268	(4)	$957,245	$960,390	(7)	107.81	98.38	$128,181	17.49%

2021	$1,251,199	$1,599,524	(5)	$859,429	$1,045,870	(8)	120.20	118.61	$138,257	17.98%

2020	$1,004,817	$713,566	(6)	$704,673	$538,904	(9)	79.11	87.24	$73,447	10.78%

(1)	In 2022 and 2021, the other NEOs were Mr. Reske , Ms. Grebenc , Mr. Karrip and Mr. Montgomery . In 2020, the other NEOs were Mr. Rekse . Ms. Grebenc , Mr Karrip and Mr. Tomb .

(2)	Market index used for this column is the S&P U.S. BMI Banks Index.

(3)
Core return on average tangible common equity (ROTCE) is calculated using net income adjusted for intangible amortization divided by total average tangible common equity (total shareholders’ equity less goodwill and other identifiable intangible assets). Core ROTCE excludes the impact of gain on the sale of securities, amortization of intangibles, goodwill and nonrecurring items.

(4)
To calculate the compensation “actually paid” to CEO for 2022, the Stock Awards value in the Summary Compensation
Table
(SCT) was deducted ($305,712) and an amount equal to $356,643 was added, representing the result of the stock calculations required by Item 402(v)(2)(iii)(C) of Regulation
S-K.

(5)
To calculate the compensation “actually paid” to CEO for 2021, the Stock Awards value in the SCT was deducted ($324,429) and an amount equal to $672,754 was added, representing the result of the stock calculations required by Item 402(v)(2)(iii)(C) of Regulation
S-K.

(6)
To calculate the compensation “actually paid” to CEO for 2020, the Stock Awards value in the SCT was deducted ($301,047) and an amount equal to $9,796 was added, representing the result of the stock calculations required by Item 402(v)(2)(iii)(C) of Regulation
S-K.

(7)
To calculate the compensation “actually paid” to other NEOs for 2022, the average of the Stock Awards value in the SCT was deducted ($191,070) and an amount equal to $194,215 was added, representing the result of the stock calculations required by Item 402(v)(2)(iii)(C) of Regulation
S-K.

(8)
To calculate the compensation “actually paid” to other NEOs for 2021, the average of the Stock Awards value the SCT was deducted ($181,574) and an amount equal to $368,015 was added, representing the result of the stock calculations required by Item 402(v)(2)(iii)(C) of Regulation
S-K.

(9)
To calculate the compensation “actually paid” to other NEOs for 2020, the average of the Stock Awards value the SCT was deducted ($163,643) and an amount equal to $2,126 was deducted, representing the result of the stock calculations required by Item 402(v)(2)(iii)(C) of Regulation
S-K.

Company Selected Measure Name	Core return on average tangible common equity (ROTCE)
Named Executive Officers, Footnote [Text Block]	In 2022 and 2021, the other NEOs were Mr. Reske , Ms. Grebenc , Mr. Karrip and Mr. Montgomery . In 2020, the other NEOs were Mr. Rekse . Ms. Grebenc , Mr Karrip and Mr. Tomb .
Peer Group Issuers, Footnote [Text Block]	Market index used for this column is the S&P U.S. BMI Banks Index.
PEO Total Compensation Amount	$ 1,355,337	$ 1,251,199	$ 1,004,817
PEO Actually Paid Compensation Amount	1,406,268	1,599,524	713,566
Non-PEO NEO Average Total Compensation Amount	957,245	859,429	704,673
Non-PEO NEO Average Compensation Actually Paid Amount	$ 960,390	1,045,870	538,904
Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid and Cumulative TSR
The amount of compensation actually paid to our CEO and the average amount of compensation actually paid to our other NEOs is generally aligned with First Commonwealth’s cumulative TSR over the three years presented in the “Pay Versus Performance Table.” The alignment of compensation actually paid with First Commonwealth’s cumulative TSR over the period presented is due to the fact that a significant portion of the compensation actually paid to our CEO and other NEOs is comprised of equity awards. As described in more detail in “Compensation Discussion and Analysis,” the estimated grant date fair value of the target RSU award in 2022 was approximately 27% of total direct compensation for our CEO and approximately 24% of total direct compensation for our other NEOs.
For each of the three years presented in the “Pay Versus Performance Table,” First Commonwealth’s cumulative TSR exceeded that of the S&P BMI U.S. Banks Index.

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid and Net Income
The amount of compensation actually paid to our CEO and the average amount of compensation actually paid to our other NEOs is generally aligned with First Commonwealth’s net income over the three years presented in the “Pay Versus Performance Table.” While First Commonwealth does not use net income as a performance measure in the overall executive compensation program, the measure of net income is correlated with the measures of EPS and PTPP ROA, which First Commonwealth does use in setting goals for annual incentive compensation and ROTCE which First Commonwealth does use in determining the vesting of RSUs that are awarded to the NEOs.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Compensation Actually Paid and ROTCE
As described in more detail in the section captioned “Compensation Discussion and Analysis,” the number of RSUs earned is based in part on the ROTCE relative to peers for a three- year performance period. The amount of compensation actually paid to the CEO and the average amount of compensation actually paid to our other NEOs is generally aligned with First Commonwealth’s ROTCE over each of the three years presented in the “Pay Versus Performance Table.”

Tabular List [Table Text Block]
Tabular List of Financial Performance Measures
First Commonwealth considers the following to be the most important financial performance measures it uses to link compensation actually paid to its NEOs, for 2022, to company performance.

•	Core ROTCE

•	Core EPS

•	Core Efficiency Ratio

•	Pre-Tax Pre-Provision Return on Average Assets

•	Total Shareholder Return

Total Shareholder Return Amount	$ 107.81	120.2	79.11
Peer Group Total Shareholder Return Amount	98.38	118.61	87.24
Net Income (Loss)	$ 128,181,000	$ 138,257,000	$ 73,447,000
Company Selected Measure Amount	0.1749	0.1798	0.1078
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Core ROTCE
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Core EPS
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Core Efficiency Ratio
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Pre-Tax Pre-Provision Return on Average Assets
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Total Shareholder Return
Stock Awards Value Deducted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 305,712	$ 324,429	$ 301,047
Stock Awards Value Added [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	356,643	672,754	9,796
Average Stock Awards Deducted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	191,070	181,574	2,126
Average Stock Awards Added [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 194,215	$ 368,015	$ 163,643